Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party) and Citigroup Global Markets Inc., J.P. Morgan Securities LLC and JPMorgan Chase Bank, National Association, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the SREIT Commercial Mortgage Trust 2021-MFP2, Commercial Mortgage Pass-Through Certificates, Series 2021-MFP2 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 9 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of December 9, 2021.

•	The phrase "LIBOR Assumption" refers to the rate of 0.10000%.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on November 17, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2021-MFP2 Accounting Tape Final.xlsx (provided on November 17, 2021).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “Bloomberg” refers to the Bloomberg data platform used to reference the LIBOR cap counterparty rating.
•	The phrase “Closing Statement” refers to the signed borrower and lender mortgage loan closing statements indicating the sources and uses of dispersed funds.
•	The phrase “Engineering Report” refers to a signed property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
•	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.
•	The phrase “Loan Agreement” refers to a signed loan agreement.
•	The phrase “Title Policy” refers to a draft or signed proforma title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From November 8, 2021 through November 17, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

November 17, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

SREIT 2021-MFP2	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Name	None - Company Provided	None
3	Property Type	Appraisal Report	None
4	Property Sub-Type	Appraisal Report	None
5	Address	Appraisal Report	None
6	City	Appraisal Report	None
7	State	Appraisal Report	None
8	Zip	Appraisal Report	None
9	County	Appraisal Report	None
10	Market	Underwriting File	None
11	Year Built	Appraisal Report	None
12	Year Renovated	Appraisal Report	None
13	Total Units	Underwriting File	None
14	Rentable SF	Underwriting File	None
15	Ag. Size Unit	Recalculation	None
16	Physical Occupancy (SF)	Recalculation	None
17	Physical Occupancy (Unit)	Recalculation	None
18	Economic Occupancy	Recalculation	None
19	In-Place Rent Per Unit	Underwriting File	None
20	In-Place Rent PSF	Underwriting File	None
21	Occupied Units	Underwriting File	None
22	Vacant Units	Underwriting File	None
23	Non-Revenue Units	Underwriting File	None
24	Occupancy % (Units)	Recalculation	None
25	Occupied SF	Underwriting File	None
26	Vacant SF	Underwriting File	None
27	Model / Unrentable SF	Underwriting File	None
28	Occupancy % (SF)	Recalculation	None
29	Occupancy Date	Underwriting File	None
30	Roofing ($)	Underwriting File	None
31	Exterior ($)	Underwriting File	None
32	Unit Renovations ($)	Underwriting File	None
33	Garage / Parking Lot ($)	Underwriting File	None
34	Common / Amenity Space ($)	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

SREIT 2021-MFP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
35	HVAC / Base Building ($)	Underwriting File	None
36	Fire / Life Safety ($)	Underwriting File	None
37	Landscaping ($)	Underwriting File	None
38	Signage / Gate Repairs ($)	Underwriting File	None
39	Historical Cap Ex (Since 2015) Total	Recalculation	None
40	Ownership Interest	Title Policy	None
41	Mortgage Loan Original Balance	Loan Agreement	None
42	Mortgage Loan Cut-off Date Balance	Loan Agreement	None
43	Mortgage Loan Cut-off Date Balance per Unit	Recalculation	None
44	Mortgage Loan Cut-off Date Balance per SF	Recalculation	None
45	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
46	Mortgage Loan Balloon Balance	Recalculation	None
47	Individual As-Is Appraised Value Date	Appraisal Report	None
48	Individual As-Is Appraised Value	Appraisal Report	None
49	Individual As-Is Appraised Value per Unit	Recalculation	None
50	Individual As-Is Appraised Value per SF	Recalculation	None
51	Engineering Report Provider	Engineering Report	None
52	Engineering Report Date	Engineering Report	None
53	Environmental Report Provider	Environmental Report	None
54	Environmental Report Date	Environmental Report	None
55	Phase II Required?	Environmental Report	None
56	Seismic Zone	Engineering Report	None
57	PML %	Not Applicable*	None
58	Origination Date	Loan Agreement	None
59	Assumed One-month LIBOR	None - Company Provided	None
60	Mortgage Loan Trust Margin	Loan Agreement	None
61	Interest Rate	Recalculation	None
62	LIBOR Cap	Interest Rate Cap Term Sheet	None
63	Interest Rate at LIBOR Cap	Recalculation	None
64	LIBOR Floor	Loan Agreement	None
65	LIBOR Lookback days	Loan Agreement	None
66	LIBOR Rounding Methodology	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

SREIT 2021-MFP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
67	LIBOR Cap Provider	Interest Rate Cap Term Sheet	None
68	LIBOR Cap Provider Rating (F/M/S)	Bloomberg	None
69	LIBOR Cap Expiration Date	Interest Rate Cap Term Sheet	None
70	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
71	Amort Type	Loan Agreement	None
72	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
73	Mortgage Loan Annual Debt Service Payment	Recalculation	None
74	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
75	Grace Period - Late Payment	Loan Agreement	None
76	Grace Period - Event of Default	Loan Agreement	None
77	First Loan Payment Date	Loan Agreement	None
78	Seasoning	Recalculation	None
79	Original Term to Maturity (Months)	Recalculation	None
80	Remaining Term to Maturity (Months)	Recalculation	None
81	Original Amortization Term (Months)	Not Applicable*	None
82	Remaining Amortization Term (Months)	Not Applicable*	None
83	Original IO Term (Months)	Recalculation	None
84	Remaining IO Term (Months)	Recalculation	None
85	Initial Maturity Date	Loan Agreement	None
86	Floating Rate Component Extensions	Loan Agreement	None
87	Fully Extended Maturity Date	Loan Agreement	None
88	Lockbox	Loan Agreement	None
89	Cash Management Type	Loan Agreement	None
90	Cash Management Trigger	Loan Agreement	None
91	Administrative Fee Rate (%)	Fee Schedule	None
92	Prepayment Provision	Loan Agreement	None
93	Partial Release Allowed?	Loan Agreement	None
94	Partial Release Description	Loan Agreement	None
95	Borrower	Loan Agreement	None
96	Guarantor	Loan Agreement	None
97	Mortgage Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

SREIT 2021-MFP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
98	Mortgage Loan Balloon LTV (Sum of Individual As-Is Appraised Values)	Recalculation	None
99	Mortgage Loan UW NOI Debt Yield	Recalculation	None
100	Mortgage Loan UW NCF Debt Yield	Recalculation	None
101	Mortgage Loan UW NOI DSCR	Recalculation	None
102	Mortgage Loan UW NCF DSCR	Recalculation	None
103	Mortgage Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
104	Mortgage Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
105	Initial Tax Escrow	Loan Agreement; Closing Statement	None
106	Ongoing Tax Escrow Monthly	Loan Agreement; Closing Statement	None
107	Tax Escrow Springing Conditions	Loan Agreement; Closing Statement	None
108	Initial Insurance Escrow	Loan Agreement; Closing Statement	None
109	Ongoing Insurance Escrow Monthly	Loan Agreement; Closing Statement	None
110	Insurance Escrow Springing Conditions	Loan Agreement; Closing Statement	None
111	Initial Cap Ex Escrow	Loan Agreement; Closing Statement	None
112	Ongoing Cap Ex Escrow Monthly	Loan Agreement; Closing Statement	None
113	Cap Ex Escrow Springing Conditions	Loan Agreement; Closing Statement	None
114	Initial Immediate Repairs Escrow	Loan Agreement; Closing Statement	None
115	Initial Other Escrow	Loan Agreement; Closing Statement	None
116	Ongoing Other Escrow Monthly	Loan Agreement; Closing Statement	None
117	Other Escrow Description	Loan Agreement	None
118	Gross Potential Rent 2019	Underwriting File	$1.00
119	Gross Potential Rent 2020	Underwriting File	$1.00
120	Gross Potential Rent Oct-21 TTM	Underwriting File	$1.00
121	Gross Potential Rent Oct-21 T6	Underwriting File	$1.00
122	Gross Potential Rent Oct-21 T3	Underwriting File	$1.00
123	Gross Potential Rent Oct-21 T1	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

SREIT 2021-MFP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
124	Gross Potential Rent Year 1	Underwriting File	$1.00
125	Gross Potential Rent UW	Underwriting File	$1.00
126	Bad Debt 2019	Underwriting File	$1.00
127	Bad Debt 2020	Underwriting File	$1.00
128	Bad Debt Oct-21 TTM	Underwriting File	$1.00
129	Bad Debt Oct-21 T6	Underwriting File	$1.00
130	Bad Debt Oct-21 T3	Underwriting File	$1.00
131	Bad Debt Oct-21 T1	Underwriting File	$1.00
132	Bad Debt Year 1	Underwriting File	$1.00
133	Bad Debt UW	Underwriting File	$1.00
134	Vacancy 2019	Underwriting File	$1.00
135	Vacancy 2020	Underwriting File	$1.00
136	Vacancy Oct-21 TTM	Underwriting File	$1.00
137	Vacancy Oct-21 T6	Underwriting File	$1.00
138	Vacancy Oct-21 T3	Underwriting File	$1.00
139	Vacancy Oct-21 T1	Underwriting File	$1.00
140	Vacancy Year 1	Underwriting File	$1.00
141	Vacancy UW	Underwriting File	$1.00
142	Concessions 2019	Underwriting File	$1.00
143	Concessions 2020	Underwriting File	$1.00
144	Concessions Oct-21 TTM	Underwriting File	$1.00
145	Concessions Oct-21 T6	Underwriting File	$1.00
146	Concessions Oct-21 T3	Underwriting File	$1.00
147	Concessions Oct-21 T1	Underwriting File	$1.00
148	Concessions Year 1	Underwriting File	$1.00
149	Concessions UW	Underwriting File	$1.00
150	Administrative Units 2019	Underwriting File	$1.00
151	Administrative Units 2020	Underwriting File	$1.00
152	Administrative Units Oct-21 TTM	Underwriting File	$1.00
153	Administrative Units Oct-21 T6	Underwriting File	$1.00
154	Administrative Units Oct-21 T3	Underwriting File	$1.00
155	Administrative Units Oct-21 T1	Underwriting File	$1.00
156	Administrative Units Year 1	Underwriting File	$1.00
157	Administrative Units UW	Underwriting File	$1.00
158	Total Rental Income 2019	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

SREIT 2021-MFP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
159	Total Rental Income 2020	Underwriting File	$1.00
160	Total Rental Income Oct-21 TTM	Underwriting File	$1.00
161	Total Rental Income Oct-21 T6	Underwriting File	$1.00
162	Total Rental Income Oct-21 T3	Underwriting File	$1.00
163	Total Rental Income Oct-21 T1	Underwriting File	$1.00
164	Total Rental Income Year 1	Underwriting File	$1.00
165	Total Rental Income UW	Underwriting File	$1.00
166	Other Income 2019	Underwriting File	$1.00
167	Other Income 2020	Underwriting File	$1.00
168	Other Income Oct-21 TTM	Underwriting File	$1.00
169	Other Income Oct-21 T6	Underwriting File	$1.00
170	Other Income Oct-21 T3	Underwriting File	$1.00
171	Other Income Oct-21 T1	Underwriting File	$1.00
172	Other Income Year 1	Underwriting File	$1.00
173	Other Income UW	Underwriting File	$1.00
174	Tenant Reimbursements 2019	Underwriting File	$1.00
175	Tenant Reimbursements 2020	Underwriting File	$1.00
176	Tenant Reimbursements Oct-21 TTM	Underwriting File	$1.00
177	Tenant Reimbursements Oct-21 T6	Underwriting File	$1.00
178	Tenant Reimbursements Oct-21 T3	Underwriting File	$1.00
179	Tenant Reimbursements Oct-21 T1	Underwriting File	$1.00
180	Tenant Reimbursements Year 1	Underwriting File	$1.00
181	Tenant Reimbursements UW	Underwriting File	$1.00
182	Parking Income 2019	Underwriting File	$1.00
183	Parking Income 2020	Underwriting File	$1.00
184	Parking Income Oct-21 TTM	Underwriting File	$1.00
185	Parking Income Oct-21 T6	Underwriting File	$1.00
186	Parking Income Oct-21 T3	Underwriting File	$1.00
187	Parking Income Oct-21 T1	Underwriting File	$1.00
188	Parking Income Year 1	Underwriting File	$1.00
189	Parking Income UW	Underwriting File	$1.00
190	Total Other Income 2019	Underwriting File	$1.00
191	Total Other Income 2020	Underwriting File	$1.00
192	Total Other Income Oct-21 TTM	Underwriting File	$1.00
193	Total Other Income Oct-21 T6	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

SREIT 2021-MFP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
194	Total Other Income Oct-21 T3	Underwriting File	$1.00
195	Total Other Income Oct-21 T1	Underwriting File	$1.00
196	Total Other Income Year 1	Underwriting File	$1.00
197	Total Other Income UW	Underwriting File	$1.00
198	EGI 2019	Underwriting File	$1.00
199	EGI 2020	Underwriting File	$1.00
200	EGI Oct-21 TTM	Underwriting File	$1.00
201	EGI Oct-21 T6	Underwriting File	$1.00
202	EGI Oct-21 T3	Underwriting File	$1.00
203	EGI Oct-21 T1	Underwriting File	$1.00
204	EGI Year 1	Underwriting File	$1.00
205	EGI UW	Underwriting File	$1.00
206	Marketing & Advertising 2019	Underwriting File	$1.00
207	Marketing & Advertising 2020	Underwriting File	$1.00
208	Marketing & Advertising Oct-21 TTM	Underwriting File	$1.00
209	Marketing & Advertising Oct-21 T6	Underwriting File	$1.00
210	Marketing & Advertising Oct-21 T3	Underwriting File	$1.00
211	Marketing & Advertising Oct-21 T1	Underwriting File	$1.00
212	Marketing & Advertising Year 1	Underwriting File	$1.00
213	Marketing & Advertising UW	Underwriting File	$1.00
214	General & Administrative 2019	Underwriting File	$1.00
215	General & Administrative 2020	Underwriting File	$1.00
216	General & Administrative Oct-21 TTM	Underwriting File	$1.00
217	General & Administrative Oct-21 T6	Underwriting File	$1.00
218	General & Administrative Oct-21 T3	Underwriting File	$1.00
219	General & Administrative Oct-21 T1	Underwriting File	$1.00
220	General & Administrative Year 1	Underwriting File	$1.00
221	General & Administrative UW	Underwriting File	$1.00
222	Repairs & Maintenance 2019	Underwriting File	$1.00
223	Repairs & Maintenance 2020	Underwriting File	$1.00
224	Repairs & Maintenance Oct-21 TTM	Underwriting File	$1.00
225	Repairs & Maintenance Oct-21 T6	Underwriting File	$1.00
226	Repairs & Maintenance Oct-21 T3	Underwriting File	$1.00
227	Repairs & Maintenance Oct-21 T1	Underwriting File	$1.00
228	Repairs & Maintenance Year 1	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

SREIT 2021-MFP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
229	Repairs & Maintenance UW	Underwriting File	$1.00
230	Salaries & Payroll 2019	Underwriting File	$1.00
231	Salaries & Payroll 2020	Underwriting File	$1.00
232	Salaries & Payroll Oct-21 TTM	Underwriting File	$1.00
233	Salaries & Payroll Oct-21 T6	Underwriting File	$1.00
234	Salaries & Payroll Oct-21 T3	Underwriting File	$1.00
235	Salaries & Payroll Oct-21 T1	Underwriting File	$1.00
236	Salaries & Payroll Year 1	Underwriting File	$1.00
237	Salaries & Payroll UW	Underwriting File	$1.00
238	Management Fee 2019	Underwriting File	$1.00
239	Management Fee 2020	Underwriting File	$1.00
240	Management Fee Oct-21 TTM	Underwriting File	$1.00
241	Management Fee Oct-21 T6	Underwriting File	$1.00
242	Management Fee Oct-21 T3	Underwriting File	$1.00
243	Management Fee Oct-21 T1	Underwriting File	$1.00
244	Management Fee Year 1	Underwriting File	$1.00
245	Management Fee UW	Underwriting File	$1.00
246	Utilities 2019	Underwriting File	$1.00
247	Utilities 2020	Underwriting File	$1.00
248	Utilities Oct-21 TTM	Underwriting File	$1.00
249	Utilities Oct-21 T6	Underwriting File	$1.00
250	Utilities Oct-21 T3	Underwriting File	$1.00
251	Utilities Oct-21 T1	Underwriting File	$1.00
252	Utilities Year 1	Underwriting File	$1.00
253	Utilities UW	Underwriting File	$1.00
254	Turnover Expense 2019	Underwriting File	$1.00
255	Turnover Expense 2020	Underwriting File	$1.00
256	Turnover Expense Oct-21 TTM	Underwriting File	$1.00
257	Turnover Expense Oct-21 T6	Underwriting File	$1.00
258	Turnover Expense Oct-21 T3	Underwriting File	$1.00
259	Turnover Expense Oct-21 T1	Underwriting File	$1.00
260	Turnover Expense Year 1	Underwriting File	$1.00
261	Turnover Expense UW	Underwriting File	$1.00
262	Contract Services 2019	Underwriting File	$1.00
263	Contract Services 2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

SREIT 2021-MFP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
264	Contract Services Oct-21 TTM	Underwriting File	$1.00
265	Contract Services Oct-21 T6	Underwriting File	$1.00
266	Contract Services Oct-21 T3	Underwriting File	$1.00
267	Contract Services Oct-21 T1	Underwriting File	$1.00
268	Contract Services Year 1	Underwriting File	$1.00
269	Contract Services UW	Underwriting File	$1.00
270	HOA Fees 2019	Underwriting File	$1.00
271	HOA Fees 2020	Underwriting File	$1.00
272	HOA Fees Oct-21 TTM	Underwriting File	$1.00
273	HOA Fees Oct-21 T6	Underwriting File	$1.00
274	HOA Fees Oct-21 T3	Underwriting File	$1.00
275	HOA Fees Oct-21 T1	Underwriting File	$1.00
276	HOA Fees Year 1	Underwriting File	$1.00
277	HOA Fees UW	Underwriting File	$1.00
278	Real Estate Taxes 2019	Underwriting File	$1.00
279	Real Estate Taxes 2020	Underwriting File	$1.00
280	Real Estate Taxes Oct-21 TTM	Underwriting File	$1.00
281	Real Estate Taxes Oct-21 T6	Underwriting File	$1.00
282	Real Estate Taxes Oct-21 T3	Underwriting File	$1.00
283	Real Estate Taxes Oct-21 T1	Underwriting File	$1.00
284	Real Estate Taxes Year 1	Underwriting File	$1.00
285	Real Estate Taxes UW	Underwriting File	$1.00
286	Insurance 2019	Underwriting File	$1.00
287	Insurance 2020	Underwriting File	$1.00
288	Insurance Oct-21 TTM	Underwriting File	$1.00
289	Insurance Oct-21 T6	Underwriting File	$1.00
290	Insurance Oct-21 T3	Underwriting File	$1.00
291	Insurance Oct-21 T1	Underwriting File	$1.00
292	Insurance Year 1	Underwriting File	$1.00
293	Insurance UW	Underwriting File	$1.00
294	Total Expenses 2019	Underwriting File	$1.00
295	Total Expenses 2020	Underwriting File	$1.00
296	Total Expenses Oct-21 TTM	Underwriting File	$1.00
297	Total Expenses Oct-21 T6	Underwriting File	$1.00
298	Total Expenses Oct-21 T3	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

SREIT 2021-MFP2	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
299	Total Expenses Oct-21 T1	Underwriting File	$1.00
300	Total Expenses Year 1	Underwriting File	$1.00
301	Total Expenses UW	Underwriting File	$1.00
302	NOI 2019	Underwriting File	$1.00
303	NOI 2020	Underwriting File	$1.00
304	NOI Oct-21 TTM	Underwriting File	$1.00
305	NOI Oct-21 T6	Underwriting File	$1.00
306	NOI Oct-21 T3	Underwriting File	$1.00
307	NOI Oct-21 T1	Underwriting File	$1.00
308	NOI Year 1	Underwriting File	$1.00
309	NOI UW	Underwriting File	$1.00
310	Replacement Reserves 2019	Underwriting File	$1.00
311	Replacement Reserves 2020	Underwriting File	$1.00
312	Replacement Reserves Oct-21 TTM	Underwriting File	$1.00
313	Replacement Reserves Oct-21 T6	Underwriting File	$1.00
314	Replacement Reserves Oct-21 T3	Underwriting File	$1.00
315	Replacement Reserves Oct-21 T1	Underwriting File	$1.00
316	Replacement Reserves Year 1	Underwriting File	$1.00
317	Replacement Reserves UW	Underwriting File	$1.00
318	Net Cash Flow 2019	Underwriting File	$1.00
319	Net Cash Flow 2020	Underwriting File	$1.00
320	Net Cash Flow Oct-21 TTM	Underwriting File	$1.00
321	Net Cash Flow Oct-21 T6	Underwriting File	$1.00
322	Net Cash Flow Oct-21 T3	Underwriting File	$1.00
323	Net Cash Flow Oct-21 T1	Underwriting File	$1.00
324	Net Cash Flow Year 1	Underwriting File	$1.00
325	Net Cash Flow UW	Underwriting File	$1.00

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

SREIT 2021-MFP2	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
15	Ag. Size Unit	Quotient of (i) Rentable SF and (ii) Total Units.
16	Physical Occupancy (SF)	Quotient of (i) sum of (a) Occupied SF and (b) Model / Unrentable SF and (ii) Rentable SF.
17	Physical Occupancy (Unit)	Quotient of (i) sum of (a) Occupied Units and (b) Non-Revenue Units and (ii) Total Units.
18	Economic Occupancy	Quotient of (i) sum of (a) Gross Potential Rent UW, (b) Bad Debt UW, (c) Vacancy UW, and (d) Concessions UW, and (ii) Gross Potential Rent UW.
24	Occupancy % (Units)	Quotient of (i) Occupied Units and (ii) Total Units.
28	Occupancy % (SF)	Quotient of (i) Occupied SF and (ii) Rentable SF.
39	Historical Cap Ex (Since 2015) Total	Sum of (i) Roofing ($), (ii) Exterior ($), (iii) Unit Renovations ($), (iv) Garage / Parking Lot ($), (v) Common / Amenity Space ($), (vi) HVAC / Base Building ($), (vii) Fire / Life Safety ($), (viii) Landscaping ($), and (ix) Signage / Gate Repairs ($)
43	Mortgage Loan Cut-off Date Balance per Unit	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Total Units.
44	Mortgage Loan Cut-off Date Balance per SF	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Rentable SF.
45	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) the aggregate Mortgage Loan Cut-off Date Balance of the Collateral.
46	Mortgage Loan Balloon Balance	Set equal to the Mortgage Loan Cut-off Date Balance.
49	Individual As-Is Appraised Value per Unit	Quotient of (i) Individual As-Is Appraised Value and (ii) Total Units.
50	Individual As-Is Appraised Value per SF	Quotient of (i) Individual As-Is Appraised Value and (ii) Rentable SF.
61	Interest Rate	Sum of (i) Mortgage Loan Trust Margin and (ii) Assumed One-month LIBOR
63	Interest Rate at LIBOR Cap	Sum of (i) Mortgage Loan Trust Margin and (ii) LIBOR Cap
72	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

SREIT 2021-MFP2	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
73	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the Assumed LIBOR and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
74	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the LIBOR Cap and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
78	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
79	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
80	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
83	Original IO Term (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
84	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
97	Mortgage Loan Cut-off Date LTV (Sum of Individual As-Is Appraised Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) aggregate Individual As-Is Appraised Value.
98	Mortgage Loan Balloon LTV (Sum of Individual As-Is Appraised Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
99	Mortgage Loan UW NOI Debt Yield	Quotient of (i) NOI UW and (ii) Mortgage Loan Cut-off Date Balance.
100	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Cut-off Date Balance.
101	Mortgage Loan UW NOI DSCR	Quotient of (i) NOI UW and (ii) Mortgage Loan Annual Debt Service Payment.
102	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Annual Debt Service Payment.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

SREIT 2021-MFP2	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
103	Mortgage Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) NOI UW and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
104	Mortgage Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18